Related party transactions:	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
14.	Related party transactions:

Related party activity:

The Company has entered into certain transactions with companies in which members of management, stockholders and one prior Director have an ownership interest. The following is a summary of the significant related party transactions for the year ended December 31:

$ thousands	2014	2013	2012
Business travel-aircraft expense	$336	$1,061	$1,857

Effective September 1, 2008, the Company entered into an agreement for the use of the aircraft owned by Starwood Aviation, Inc., a company wholly owned by Mr. Williams, the Company’s former CEO. The 2008 agreement with Starwood Aviation was amended in May 2010 to clarify the types of items that would be included as “out of pocket” expenses and to recognize that certain costs, such as for fuel, would be variable depending on the actual cost of the item at the time of use. In 2013 Starwood Aviation purchased a new aircraft and arranged for the Company’s use of the aircraft that it previously owned.  The Company reimbursed Starwood Aviation for actual cost associated with the use of these aircrafts in 2013. The former CEO resigned from the Company in August 2014. The aircraft under this agreement was sold to a new entity, Shadeland Aviation, LLC. The Company entered into an agreement to use the aircraft at agreed upon rates and would pay these rates only when the aircraft was used by the Company. As of the third quarter of 2014 the Company had ceased using any chartered aircraft.

Related party license agreement:

Effective January 1, 1998, the Company entered into an exclusive license agreement with Regent Court Technology, LLC, of which the Company’s founder and former CEO, Jonnie R. Williams, and the beneficiary of the O’Donnell Trust, are the owners. Pursuant to this license agreement, the Company has the exclusive world-wide rights to produce and sell tobacco products with low-TSNA tobacco and to sublicense that technology to third parties. In connection with this agreement, the Company is obligated to pay royalties equal to 2% of all product sales (less certain costs incurred by the Company) and 6% of any royalty income earned from sublicensing (less certain costs incurred by the Company). Since the costs incurred by the Company were in excess of the royalty obligations there were no royalties due under this agreement for 2014, 2013 or 2012.

Due (to) from stockholders:

Due (to) from Stockholders consists of unsecured non-interest bearing advances of $(50) thousand as of December 31, 2014 and December 31, 2013.

Share purchase and warrant exercise:

On November 15, 2012, Jonnie R. Williams exercised 1,000,000 warrants previously issued to him in a prior transaction at the full warrant exercise price of $1.50 per share for a personal investment of $1,500,000.

The Roskamp Institute is a not-for-profit private medical research organization in Sarasota, Florida whose stated purpose is understanding causes of and finding cures for neuropsychiatric and neurodegenerative disorders and addictions. Dr. Mullan, our Chief Executive Officer, is a co-founder of the Roskamp Institute and formerly served as the Chief Executive Officer of the Roskamp Institute.

In 2010 and 2011, respectively, Robert G. Roskamp, the founder of the Roskamp Institute, purchased from us for cash, (i) 769,230 shares of our common stock and warrants to purchase an additional 769,230 shares at an exercise price of $1.50 per share, and (ii) 254,452 shares and warrants to purchase an additional 254,452 shares at an exercise price of $4.00 per share.

In addition, we have entered into a Research and Royalty Agreement with an affiliate of the Roskamp Institute pursuant to which we pay royalties of 5% of Anatabloc ® sales to this affiliate (such royalties being equal to $0.1 million, $0.4 million, and $0.3 million in 2014, 2013, and 2012, respectively). During the same three year period, the Company has paid research-related fees of $0.6 million, $0.9 million, and $1.2 million to the Roskamp Institute and its wholly owned for-profit subsidiary, SRQ Bio, LLC. All royalties associated with sales of Anatabloc® have been reclassified to Discontinued Operations in the accompanying Consolidated Statements of Operations accordingly.

We also entered into a lease agreement with the Roskamp Institute, effective March 1, 2014, pursuant to which the Roskamp Institute is leasing office space to us. This office space, which is now being used as our principal executive office, is located in Sarasota, Florida. Under the terms of the lease agreement, we are obligated to pay rent in the amount of $2,000 per month plus applicable sales tax to the Roskamp Institute. We also paid a $2,000 security deposit in connection with the lease agreement. The lease agreement has a 24 month term, after which we may elect to continue the lease for up to three additional 12 month periods. Effective as of April 1, 2014, we entered into an amendment to the lease agreement pursuant to which the Roskamp Institute is leasing us additional space (at the same location) at an additional cost of $250 per month. For the year ended December 31, 2014, we have paid $30 thousand in rent to the Roskamp Institute pursuant to the lease agreement, as amended, and $42 thousand for administrative services.

As of December 31, 2014 and December 31, 2013, the Company owed Roskamp $.1 million and $.5 million, respectively.